Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Operating expenses:
General and administrative	¥ 267,033,100	$ 38,356,905	¥ 980,725,286		¥ 10,812,869
Total operating expenses	6,682,972,554	959,948,944	4,500,871,132		535,988,852
Loss from operations	(2,723,231,650)	(391,167,752)	(1,981,613,184)		(95,416,397)
Interest income	48,440,468	6,958,038	27,087,009		673,858
Interest expense	(26,878,316)	(3,860,829)
Loss before income taxes	(2,684,424,971)	(385,593,521)	(1,946,246,753)		(94,759,689)
Provision for income taxes	4,842,876	695,636	(400,541)
Net loss	(2,689,267,847)	(386,289,157)	(1,945,846,212)		(94,759,689)
Gains on repurchase of convertible redeemable preferred shares			18,332,152
Deemed dividend to preferred shareholders			(1,916,871)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,709,228,737)	(389,156,359)	(2,028,941,350)	$ (2,028,941,350)	(100,772,472)	$ (100,772,472)
Net loss	(2,689,267,847)	(386,289,157)	(1,945,846,212)		(94,759,689)
Foreign currency translation adjustment, net of nil tax	(1,505,650)	(216,273)	(16,453,526)		24,651
Comprehensive loss attributable to Qutoutiao Inc.	(2,690,186,355)	(386,421,092)	(1,959,025,213)		(94,735,038)
Parent Company
Operating expenses:
General and administrative	(287,026,788)	(41,228,818)	(959,590,151)		(3,933,590)
Total operating expenses	(287,026,788)	(41,228,818)	(959,590,151)		(3,933,590)
Loss from operations	(287,026,788)	(41,228,818)	(959,590,151)		(3,933,590)
Investment income			3,098,150		36,082
Interest income	44,271,057	6,359,139	23,805,861		471
Interest expense	(26,878,316)	(3,860,829)
Loss from subsidiaries and VIEs	(2,439,594,690)	(350,425,851)	(1,010,863,748)		(47,242,850)
Loss before income taxes	(2,709,228,737)	(389,156,359)	(1,943,549,888)		(51,139,887)
Net loss	(2,709,228,737)	(389,156,359)	(1,943,549,888)		(51,139,887)
Preferred share redemption value accretion			(101,806,743)		(6,012,783)
Gains on repurchase of convertible redeemable preferred shares			18,332,152
Deemed dividend to preferred shareholders			(1,916,871)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,709,228,737)	(389,156,359)	(2,028,941,350)		(575,152,670)
Net loss	(2,709,228,737)	(389,156,359)	(1,943,549,888)		(51,139,887)
Foreign currency translation adjustment, net of nil tax	(1,505,650)	(216,273)	(16,453,526)		24,651
Comprehensive loss attributable to Qutoutiao Inc.	¥ (2,710,734,387)	$ (389,372,632)	¥ (1,960,003,414)		¥ (51,115,236)